Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 14,714.68
Total Fee Amount	14,714.68
Total Transaction Valuation	106,550,894.59
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A